Annual Benefit Payments (Detail) - Foreign Postretirement Benefit Plan $ in Thousands	Dec. 31, 2016 USD ($)
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2017	$ 64
Expected future benefit payments in 2018	65
Expected future benefit payments in 2019	68
Expected future benefit payments in 2020	70
Expected future benefit payments in 2021	73
Expected future benefit payments in Years 2022 - 2026	362
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2017	305
Expected future benefit payments in 2018	306
Expected future benefit payments in 2019	685
Expected future benefit payments in 2020	251
Expected future benefit payments in 2021	249
Expected future benefit payments in Years 2022 - 2026	$ 1,676